SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
SEGMENT INFORMATION
Revenue Segment
	For the Three Months Ended June 30,
	2024	%	2023	%	% Change
Revenue:
Subscription software and services	$2,820,863	91%	$1,629,999	88%	73%

Professional services and other	267,037	9%	226,149	12%	16%

Total revenue	$3,087,900	100%	$1,856,148	100%	66%
	For the Six Months Ended June 30,
	2024	%	2023	%	% Change
Revenue:
Subscription software and services	$5,415,913	93%	$3,333,814	90%	63%

Professional services and other	395,350	7%	362,705	10%	8%

Total revenue	$5,811,263	100%	$3,696,519	100%	57%